Financial Statements
(Unaudited)

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)
March 31, 2010

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Financial Statements (Unaudited)

March 31, 2010

Contents

Consolidated Portfolio Asset Allocation	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	11
Consolidated Statements of Changes in Net Assets	12
Consolidated Statement of Cash Flows	13
Notes to Consolidated Financial Statements	14
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	28

Supplemental Information

Consolidating Statement of Assets and Liabilities	29
Consolidating Statement of Operations	30

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov.  The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

March 31, 2010

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	14.7%
Communications Equipment Manufacturing	6.5%
Architectural, Engineering, and Related Services	6.3%
Gambling Industries	5.8%
Motor Vehicle Parts Manufacturing	5.7%
Radio and Television Broadcasting	4.9%
Industrial Machinery Manufacturing	4.6%
Scheduled Air Transportation	3.6%
Other Financial Investment Activities	3.3%
Cable and Other Subscription Programming	2.8%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	2.8%
Semiconductor and Other Electronic Component Manufacturing	2.8%
Book, Periodical, and Music Stores	2.2%
Full Service Restaurants	1.8%
Offices of Real Estate Agents and Brokers	1.8%
Depository Credit Intermediation	1.7%
Basic Chemical Manufacturing	1.4%
Satellite Telecommunications	1.3%
Computer and Peripheral Equipment Manufacturing	1.1%
Nondepository Credit Intermediation	1.1%
Other Professional, Scientific, and Technical Services	1.0%
Supporting Activities for Mining	1.0%
Oil and Gas Extraction	0.9%
Securities and Commodity Contracts Intermediation and Brokerage	0.9%
Management, Scientific, and Technical Consulting Services	0.8%
Sporting Goods, Hobby and Musical Instrument Stores	0.8%
Wireless Telecommunications Carriers (except Satellite)	0.8%
Data Processing, Hosting and Related Services	0.7%
Activities Related to Credit Intermediation	0.5%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	0.2%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.2%
Home Furnishings Stores	0.0%
Motor Vehicle Manufacturing	0.0%
Other Amusement and Recreation Industries	0.0%
Cash and Cash Equivalents	16.0%

Total	100.0%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

March 31, 2010

Assets
Investments, at fair value:
Unaffiliated issuers (cost $1,119,528,680)	$1,091,190,482
Affiliates (cost $153,170,752)	126,170,914
Total investments (cost $1,272,699,432)	1,217,361,396

Cash and cash equivalents	233,629,732
Receivable for open trades	10,593,720
Accrued interest income:
Unaffiliated issuers	25,638,285
Affiliated issuers	1,770,005
Deferred debt issuance costs	5,099,703
Prepaid expenses and other assets	84,090
Total assets	1,494,176,931

Liabilities
Credit facility payable	83,762,000
Payable for investments purchased	62,392,600
Management and advisory fees payable	2,387,500
Equity placement costs payable	543,163
Interest payable	1,743
Accrued expenses and other liabilities	948,845
Total liabilities	150,035,851

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated distributions on Series Z preferred stock	6,664
Total preferred stock	286,664

Preferred equity facility
Series A preferred limited partner interests in Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	850,188
Total preferred limited partner interests	369,850,188

Minority interest
General partner interest in Tennenbaum Opportunities Partners V, LP	-

Net assets applicable to common shareholders	$974,004,228

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	1,079,663,785
Accumulated net investment income	874,554
Accumulated net realized loss	(56,600,756)
Accumulated net unrealized depreciation	(49,926,769)
Accumulated dividends to Series Z preferred shareholders	(6,664)
Net assets applicable to common shareholders	$974,004,228

Common stock, NAV per share	$12,441.33

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (76.47%)
Bank Debt (45.31%) (1)
Architectural, Engineering, and Related Services (1.33%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14	$19,304,866	$19,304,866	1.33%

Book, Periodical and Music Stores (2.19%)
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$33,201,753	31,790,678	2.19%

Cable and Other Subscription Programming (2.83%)
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK, due 11/21/17 - (Germany) (3)	€34,900,837.79	41,044,973	2.83%

Communications Equipment Manufacturing (6.50%)
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 9/30/10	$5,470,311	5,459,370	0.38%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 9/30/10	$41,023,112	40,982,089	2.82%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$52,628,534	48,010,380	3.30%
Total Communications Equipment Manufacturing		94,451,839

Computer and Peripheral Equipment Manufacturing (1.04%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14	$3,087,686	2,521,611	0.16%
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$16,211,143	12,901,362	0.88%
Total Computer and Peripheral Equipment Manufacturing		15,422,973

Gambling Industries (2.88%)
Gateway Casinos, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4.5%, due 9/30/14 - (Canada)	$167,558	161,763	0.01%
Gateway Casinos, Inc., 1st Lien Term Loan, LIBOR + 2.5%, due 9/30/14 - (Canada)	$827,389	798,776	0.06%
Gateway Casinos, Inc., 2nd Lien Term Loan, LIBOR + 5.5%, due 3/31/15 - (Canada)	$80,000,000	20,250,000	1.40%
Gateway Casinos, Inc., Hedge Obligation Claim, 2.5% - (Canada)	$21,180,720	20,448,227	1.41%
Total Gambling Industries		41,658,766

Industrial Machinery Manufacturing (3.23%)
BOC Edwards Limited 1st Lien Term Loan, LIBOR + 2%, due 5/31/14	$15,721,350	14,149,215	0.98%
BOC Edwards Limited 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14	$40,800,914	32,640,732	2.25%
Total Industrial Machinery Manufacturing		46,789,947

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.22%)
Acument Global Technologies, LLC, 1st Lien Term Loan, 10% Cash + 4% PIK, due 8/11/13	$3,398,656	3,228,723	0.22%

Management, Scientific, and Technical Consulting Services (0.80%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16	$11,354,118	11,609,586	0.80%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Motor Vehicle Parts Manufacturing (5.66%)
Visteon Corporation, 1st Lien Term Loan, PRIME + 2%, due 6/13/13 (4)	$71,627,582	$80,151,264	5.52%
Visteon Corporation, Secured Super Priority Priming Senior Multi-Draw Term Loan, LIBOR + 6.5%, due 8/18/10	$4,000,000	2,040,000	0.14%
Total Motor Vehicle Parts Manufacturing		82,191,264

Offices of Real Estate Agents and Brokers (1.13%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$21,204,819	23,378,313	1.61%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$48,915,663	(6,909,337)	-0.48%
Total Offices of Real Estate Agents and Brokers		16,468,976

Other Financial Investment Activities (2.64%)
American Capital, Ltd., Senior Unsecured Revolver, PRIME + 5.75%, due 3/31/11	$38,735,378	38,355,237	2.64%

Radio and Television Broadcasting (4.66%)
Broadcast Facilities, Inc., 1st Lien Revolver, 13%, due 12/13/14 (2)	$8,437,500	3,600,000	0.25%
Broadcast Facilities, Inc., 1st Lien Term Loan, 13%, due 12/13/14 (2)	$63,562,500	64,039,219	4.41%
Total Radio and Television Broadcasting		67,639,219

Semiconductor and Other Electronic Component Manufacturing (2.79%)
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12	$41,288,733	37,159,860	2.56%
Isola USA Corporation, Revolver, Prime + 9%, due 12/18/12	$3,737,600	3,270,400	0.23%
Total Semiconductor and Other Electronic Component Manufacturing		40,430,260

Wired Telecommunications Carriers (7.41%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (3)	$7,243,785	7,504,910	0.52%
Hawaiian Telcom Communications Inc., Revolver, Prime + 1.25%, due 4/30/12	$10,494,245	8,710,223	0.60%
Hawaiian Telcom Communications Inc., Tranche C Term Loan, Prime + 1.25%, due 4/30/12	$2,976,011	2,470,089	0.17%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13 (2)	$1,357,843	1,364,632	0.09%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13	$27,865,993	27,865,993	1.92%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14	$44,752,265	44,752,265	3.08%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (3)	€10,752,934.37	10,592,765	0.73%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3)	€4,103,088.00	4,368,098	0.30%
Total Wired Telecommunications Carriers		107,628,975

Total Bank Debt (Cost $639,290,942)		658,016,282

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Other Corporate Debt Securities (31.16%)
Accounting, Tax Preparation, Bookkeeping and Payroll Services (0.21%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$1,845,000	$1,512,900	0.10%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$1,845,000	1,659,356	0.11%
Total Accounting, Tax Preparation, Bookkeeping and Payroll Services		3,172,256

Architectural, Engineering, and Related Services (4.45%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$68,596,000	52,132,960	3.59%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14 (5)	$10,380,000	10,535,700	0.73%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (5)	$1,909,158	1,909,158	0.13%
Total Architectural, Engineering, and Related Services		64,577,818

Basic Chemical Manufacturing (1.40%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (3)	€17,704,000.00	20,285,542	1.40%

Data Processing, Hosting and Related Services (0.14%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$1,873,000	2,089,481	0.14%

Depository Credit Intermediation (1.06%)
Bank of America Corporation, Fixed Notes, 1.7%, due 12/23/10	$5,000,000	5,036,350	0.35%
Wells Fargo & Company, FDIC Guaranteed Notes, 3%, due 12/9/11	$10,000,000	10,360,300	0.71%
Total Depository Credit Intermediation		15,396,650

Full-Service Restaurants (1.83%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	$27,054,000	26,512,920	1.83%

Gambling Industries (2.75%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18	$47,983,000	39,945,848	2.75%
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$50,000	54,250	0.00%
Total Gambling Industries		40,000,098

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	452,834	0.03%

Industrial Machinery Manufacturing (1.29%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (4), (5)	$20,743,000	18,772,415	1.29%

Nondepository Credit Intermediation (1.12%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$7,500,000	7,584,900	0.52%
General Electric Capital Corporation, FDIC Guaranteed Notes, 3%, due 12/9/11	$8,500,000	8,755,340	0.60%
Total Nondepository Credit Intermediation		16,340,240

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Company

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Offices of Real Estate Agents and Brokers (0.66%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	$9,595,018	0.66%

Oil and Gas Extraction (0.85%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$8,096,000	7,650,558	0.53%
Seitel, Inc., Senior Notes, 9.75%, due 2/15/14 (5)	$5,789,000	4,650,940	0.32%
Total Oil and Gas Extraction		12,301,498

Other Amusement and Recreation Industries (0.02%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13 (4), (5)	$15,143,791	221,705	0.02%

Other Financial Investment Activities (0.70%)
State Street Corporation, Fixed Notes, 1.85%, due 3/15/11	$10,000,000	10,113,500	0.70%

Other Professional, Scientific and Technical Services (1.03%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 - (France, Germany, United Kingdom) (5)	$19,163,000	14,984,125	1.03%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.78%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$46,879,000	40,550,335	2.78%

Satellite Telecommunications (1.29%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11	$19,699,380	18,788,284	1.29%

Scheduled Air Transportation (2.85%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$2,383,665	3,099,956	0.21%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$5,398,657	7,039,848	0.49%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$5,404,122	7,065,890	0.49%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$2,234,692	2,765,431	0.19%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$5,201,981	5,893,844	0.41%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$6,111,042	7,058,254	0.49%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$6,345,248	8,299,584	0.57%
Total Scheduled Air Transportation		41,222,807

Securities and Commodity Contracts Intermediation and Brokerage (0.86%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$2,500,000	2,519,750	0.17%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$10,000,000	10,067,700	0.69%
Total Securities and Commodity Contracts Intermediation and Brokerage		12,587,450

Sporting Goods, Hobby and Musical Instrument Stores (0.75%)
Michaels Stores, Inc., Senior Subordinated Notes, 11.375%, due 11/1/16	$10,000,000	10,850,000	0.75%

Support Activities for Mining (0.95%)
Allis-Chalmers Energy, Senior Unsecured Notes, 8.5%, due 3/1/17	$15,489,000	13,821,609	0.95%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Company

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.39%)
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13 (4), (5)	$12,870,000	$353,925	0.02%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (3), (5), (7)	€45,335,541.24	37,759,587	2.60%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$11,067,000	11,168,451	0.77%
Total Wired Telecommunications Carriers		49,281,963

Wireless Telecommunications Carriers (except Satellite) (0.75%)
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15 (5)	$7,378,000	7,549,834	0.52%
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	$3,315,000	3,392,206	0.23%
Total Wireless Telecommunications Carriers (except Satellite)		10,942,040

Total Other Corporate Debt Securities (Cost $476,848,865)		452,860,588

Total Debt Investments (Cost $1,116,139,807)		1,110,876,870

Equity Securities (7.33%)
Activities Related to Credit Intermediation (0.54%)
Online Resources Corporation, Common Stock (4)	1,959,400	7,896,382	0.54%

Architectural, Engineering, and Related Services (0.54%)
Alion Science and Technology Corporation, Warrants (4), (5)	10,380	-	0.00%
ESP Holdings, Inc., 15% PIK, Preferred Stock (4), (5)	13,355	1,786,055	0.12%
ESP Holdings, Inc., Common Stock (4), (5)	29,156	6,129,818	0.42%
Total Architectural, Engineering, and Related Services		7,915,873

Data Processing, Hosting, and Related Services (0.52%)
GXS Holdings, Inc., Common Stock (4), (5)	2,611,059	-	0.00%
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	104,442	7,581,458	0.52%
Total Data Processing, Hosting, and Related Services		7,581,458

Depository Credit Intermediation (0.60%)
Doral GP Ltd., GP Interest (2), (4), (5), (6)	100	225	0.00%
Doral Holdings, LP Interest (4), (5)	1,914,363	8,686,627	0.60%
Total Depository Credit Intermediation		8,686,852

Gambling Industries (0.20%)
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,950,000	0.20%

Industrial Machinery Manufacturing (0.04%)
GSI Group, Inc., Common Stock (4), (5)	578,680	622,081	0.04%

Motor Vehicle Manufacturing (0.01%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	21,983,425	96,727	0.01%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Company

	Principal Amount		Fair	Percent of Cash
Investment	or Shares		Value	and Investments

Equity Securities (continued)
Radio and Television Broadcasting (0.23%)
Broadcast Facilities, Inc., Common Stock (2), (4), (5), (6)		661,765	$3,375,000	0.23%

Scheduled Air Transportation (0.75%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		225	2,125,329	0.15%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		224	2,117,918	0.15%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		225	2,074,125	0.14%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		217	2,117,049	0.15%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		224	2,356,146	0.16%
Total Scheduled Air Transportation			10,790,567

Wired Telecommunications Carriers (3.90%)
Integra Telecom, Inc. Common Stock (2), (4), (5), (6)		10,080,250	53,320,311	3.67%
Integra Telecom, Inc. Warrants (2), (4), (5), (6)		3,018,747	374,800	0.03%
ITC^DeltaCom, Inc., Common Stock (4), (5)		1,120,569	2,263,549	0.16%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		6,550,500	610,926	0.04%
Total Wired Telecommunications Carriers			56,569,586

Total Equity Securities (Cost $156,559,625)			106,484,526

Total Investments (Cost $1,272,699,432) (7)			1,217,361,396

Cash and Cash Equivalents (16.11%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.02%,
Collateralized by Federal Home Loan Bank Discount Note		$10,000,000	10,000,000	0.69%
Chevron Funding Corporation, Commercial Paper, 0.14%, 4/1/10		$28,000,000	28,000,000	1.93%
General Electric Capital Corporation, Commercial Paper, 0.03%, 4/1/10		$11,000,000	11,000,000	0.76%
American Express Credit Corporation, Commercial Paper, 0.12%, 4/7/10		$18,000,000	17,999,640	1.24%
Toyota Motor Credit Corporation, Commercial Paper, 0.19%, 4/7/10		$14,000,000	13,999,557	0.96%
General Electric Capital Corporation, Commercial Paper, 0.14%, 4/15/10		$19,000,000	18,998,966	1.31%
Union Bank of California, Commercial Paper, 0.20%, 4/15/10		$10,000,000	9,999,222	0.69%
Citicorp Funding, Inc., Commercial Paper, 0.19%, 4/22/10		$20,000,000	19,997,783	1.38%
Chevron Funding Corporation, Commercial Paper, 0.15%, 4/27/10		$20,000,000	19,997,833	1.38%
American Express Credit Corporation, Commercial Paper, 0.18%, 4/29/10		$10,000,000	9,998,600	0.69%
American Express Credit Corporation, Commercial Paper, 0.19%, 4/29/10		$20,000,000	19,997,044	1.38%
Union Bank of California, Commercial Paper, 0.19%, 5/10/10		$18,000,000	17,996,295	1.24%
General Electric Capital Corporation, Commercial Paper, 0.18%, 5/17/10		$18,000,000	17,995,860	1.24%
Cash Denominated in Foreign Currency (Cost $273)	CAD	160	157	0.00%
Cash Denominated in Foreign Currency (Cost $12,320,263)		€8,874,267.00	11,989,135	0.83%
Cash Denominated in Foreign Currency (Cost $1,309)		£366	555	0.00%
Cash Held on Account at Various Institutions		$5,659,085	5,659,085	0.39%
Total Cash and Cash Equivalents			233,629,732

Total Cash and Investments			$1,450,991,128	100.00%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2010

Notes to Statement of Investments:

(1)  Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)  Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).  Changes in investments in affiliates during the three months ended March 31, 2010 were as follows:

	Value, Beginning			Value, End
Investment	of Period	Acquisitions	Dispositions	of Period
Broadcast Facilities, Inc., 1st Lien Revolver, 13%, due 12/13/14	$-	$8,184,375	$-	$3,600,000
Broadcast Facilities, Inc., 1st Lien Term Loan, 13%, due 12/13/14	-	61,655,625	-	64,039,219
Broadcast Facilities, Inc., Common Stock	-	-	-	3,375,000
Doral GP Ltd., GP Interest	225	-	-	225
Fleetwood Enterprises, Inc., Common Stock	53,418	-	5,836	96,727
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%,
due 8/31/13	1,368,558	-	-	1,364,632
Integra Telecom, Inc. Common Stock	51,503,558	-	-	53,320,311
Integra Telecom, Inc. Warrants	202,300	-	-	374,800

(3)  Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)  Non-income producing security.

(5)  Restricted security.

(6)   Not a controlling position.

(7)   Includes investments with an aggregate fair value of $76,999,995 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $248,510,405 and $200,030,899, respectively.
Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of March 31, 2010 was $907,725,827 or 62.56% of total cash and investments of the Company.

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Three Months Ended March 31, 2010

Investment income:
Interest income:
Unaffiliated issuers	$25,453,393
Affiliates	1,956,682
Other income	2,670,867
Total investment income	30,080,942

Operating expenses
Management and advisory fees	7,162,500
Portfolio asset depreciation	849,735
Amortization of deferred debt issuance costs	237,095
Commitment fees	177,891
Legal fees, professional fees and due diligence expenses	155,425
Interest expense	152,496
Insurance expense	105,592
Director fees	48,250
Custody fees	44,000
Other operating expenses	163,365
Total expenses	9,096,349

Net investment income	20,984,593

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	16,942,409
Investments in affiliated issuers	(176,336)
Foreign currency transactions	(40,396)
Net realized gain	16,725,677

Net change in net unrealized appreciation/depreciation on:
Investments	17,764,907
Foreign currency	153,936
Net change in net unrealized appreciation/depreciation	17,918,843

Net realized and unrealized gain	34,644,520

Dividends paid on Series A preferred equity facility	(902,035)
Dividends paid to Series Z preferred shareholders	(22,400)
Net change in accumulated dividends on Series A preferred equity facility	51,847
Net change in reserve for dividends to Series Z preferred shareholders	16,800

Net increase in net assets applicable to common shareholders resulting from operations	$54,773,325

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Three Months
	Ended
	March 31, 2010	Year Ended
	(Unaudited)	December 31, 2009

Total common shareholder committed capital	$1,105,000,000	$1,105,000,000

Net assets applicable to common shareholders, beginning of year	$940,230,903	$463,448,012

Common shareholders contributions	-	110,500,000
Equity placement and offering costs charged to paid-in capital	-	(537,300)
Common shareholders contributions, net	-	109,962,700

Net investment income	20,984,593	79,958,085
Net realized gain	16,725,677	5,728,998
Net change in net unrealized appreciation/depreciation	17,918,843	360,328,325
Dividends paid on Series A preferred equity facility from net investment income	(902,035)	(3,935,716)
Dividends paid to Series Z preferred shareholders from net investment income	(22,400)	-
Net change in accumulated dividends on Series A preferred equity facility	51,847	763,210
Net change in reserve for dividends to Series Z preferred shareholders	16,800	(22,711)
Net increase in net assets applicable to common shareholders resulting from operations	54,773,325	442,820,191

Distributions to common shareholders from:
Net investment income	(21,000,000)	(76,000,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $874,554 and $1,762,549, respectively)	$974,004,228	$940,230,903

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

Three Months Ended March 31, 2010

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$54,773,325
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash used in operating activities:
Net realized gain	(16,725,677)
Net change in net unrealized appreciation/depreciation	(17,764,907)
Distributions paid to Series A preferred limited partners	902,035
Dividends paid to Series Z shareholders	22,400
Net change in accumulated dividends on Series A preferred equity facility	(51,847)
Net change in reserve for dividends to Series Z preferred shareholders	(16,800)
Income from paid in-kind capitalization	(2,163,993)
Accretion of original issue discount	(1,365,168)
Portfolio asset depreciation	849,735
Amortization of deferred debt issuance costs	237,095
Changes in assets and liabilities:
Purchases of investments	(246,346,412)
Net proceeds from exchanges, sales, maturities and paydowns of investments	200,030,899
Increase in receivable for open trades	(3,574,546)
Increase in accrued interest income - unaffiliated issuers	(1,423,559)
Increase in accrued interest income - affiliated issuers	(1,760,187)
Decrease in prepaid expenses and other assets	118,839
Increase in payable for investments purchased	22,098,739
Increase in interest payable	41
Increase in accrued expenses and other liabilities	288,601
Net cash used in operating activities	(11,871,387)

Financing activities
Proceeds from draws on credit facility	13,749,000
Dividends paid on Series A preferred equity facility	(902,035)
Dividends paid to Series Z preferred shareholders	(22,400)
Distributions paid to common shareholders	(21,000,000)
Net cash used in financing activities	(8,175,435)

Net decrease in cash and cash equivalents	(20,046,822)
Cash and cash equivalents at beginning of period	253,676,554
Cash and cash equivalents at end of period	$233,629,732

Supplemental disclosures
Interest payments	$152,455

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

March 31, 2010

1.  Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes.  As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.  The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006.  On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a non-taxable transaction.  The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes.  Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership.  All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership.  Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.  The Company, the Partnership, TCP, SVOF/MM and their members and affiliates may be considered related parties.

Company management consists of the Investment Manager and the Board of Directors.  Partnership management consists of the General Partner and the Board of Directors.  The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership.  The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  Each Board of Directors consists of three persons, two of whom are independent.  If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

1.  Organization and Nature of Operations (continued)

two of the Directors.  The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.91 billion, consisting of $1.105 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $436 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company.  The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares.  The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership.  However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Common Equity

Investors committed to purchase $1.105 billion of the Company’s common shares on dates specified by the Company over a period ending on or prior to April 10, 2009. The Company accepted initial commitments of $725 million in October of 2006 (the “First Close”) and received 20% of this initial commitment at its inception of operations on October 10, 2006.  The Company accepted additional commitments of $260 million on February 22, 2007 (the “Second Close”), and received an initial 20% of these additional commitments on or about February 26, 2007.  The Company accepted a final commitment of $120 million on or about July 2, 2007 (the “Third Close”), and received an initial 20% of this third commitment on or about July 6, 2007.  The Company has called and received the remainder of the common shareholder commitments as follows:

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

1.  Organization and Nature of Operations (continued)

Call Date	Share Issuance Date	Percent of Commitment
June 28 / July 2, 2007	August 1, 2007	10%
July 27, 2007	August 31, 2007	20%
November 29, 2007	January 2, 2008	10%
December 28, 2007	February 1, 2008	10%
July 31, 2008	November 3, 2008	10%
October 10, 2008	December 15, 2008	10%
January 2, 2009	February 2, 2009	10%

In order to ensure that the appropriate portion of the organizational, offering and operational expenses (excluding interest and preferred dividends) of the Company and the Partnership through the dates of the Second Close and the Third Close (each, a “Close”) was borne by the subscribers to the respective Close, the price per share of the initial drawdown in respect of the Second Close and the Third Close was net asset value plus a premium of approximately $873.88 and $1,815.34, respectively, and distributions in the aggregate amount of these premia ($308.50 and $148.24 per share, respectively) were declared to the Company’s common shareholders of record prior to the issuance of the new shares in the respective Close.  The aggregate effect of the premia received on the net asset value of the Company before the aforementioned distributions is reflected in the Financial Highlights as an increase from capital stock transactions of $456.74 per share, which was entirely offset by the aforementioned distributions.

Preferred Equity Facility

At March 31, 2010, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest.  The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  At March 31, 2010, the Partnership was in full compliance with such requirements.  The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.65% or (ii) the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

2.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  Subsequent events have been evaluated through May 28, 2010, the date of issuance of the financial statements.  The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership.  Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred.  Fair value is generally defined as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

2.  Summary of Significant Accounting Policies (continued)

investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.  The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period.  At March 31, 2010, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$7,896,382
2	Other observable market inputs*	306,350,123	352,974,916	11,046,904
3	Independent third-party pricing sources that employ significant unobservable inputs	351,666,159	99,663,967	79,959,557
3	Internal valuations with significant unobservable inputs	-	221,705	7,581,683
Total		$658,016,282	$452,860,588	$106,484,526

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

2.  Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the three months ended March 31, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$282,922,138	$109,280,256	$65,282,802
Net realized and unrealized gains (losses)	5,102,214	(9,199,219)	(1,478,562)
Net acquisitions and dispositions	63,641,807	(417,070)	9,450,855
Net transfers into (out of) category	-	-	6,704,462
Ending balance	$351,666,159	$99,663,967	$79,959,557

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$5,102,214	$(9,199,219)	$(1,478,562)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$235,752	$14,296,589
Net realized and unrealized gains (losses)	-	(14,047)	(10,444)
Net acquisitions and dispositions	-	-	(6,704,462)
Net transfers into (out of) category	-	-	-
Ending balance	$-	$221,705	$7,581,683

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$(14,047)	$(10,444)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

2.  Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and the custodian bank, and cash equivalents maturing within 90 days.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At March 31, 2010, the Partnership held foreign currency denominated investments comprising approximately 8.44% of the Partnership’s total investments by fair value.  Such positions were converted at the closing rate in effect at March 31, 2010 and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

2.  Summary of Significant Accounting Policies (continued)

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in 2006 in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the operations of the Company or the Partnership.

Equity Placement and Offering Costs

Placement and offering costs in 2006 and 2007 for the Company’s common equity were $1,245,000 and $5,796,512, respectively.  $6,853,000 of the costs were charged to paid-in capital and $188,512 of the costs were expensed.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectibility of interest when making accruals.  Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements.  The

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

2.  Summary of Significant Accounting Policies (continued)

Partnership’s income or loss is reported in the partners’ income tax returns.  As of March 31, 2010, all tax years of the Company and the Partnership since inception remain subject to examination by federal and state tax authorities.  No such examinations are currently pending.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Capital accounts within the financial statements are adjusted at year-end for any permanent book and tax differences. These adjustments have no impact on net assets or the results of operations.  Temporary differences are primarily attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses, and will reverse in subsequent periods.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at March 31, 2010 were as follows:

Unrealized appreciation	$122,536,493
Unrealized depreciation	(177,874,529)
Net unrealized depreciation	(55,338,036)

Cost of investments	$1,272,699,432

Distributions and the net change in accumulated distributions to holders of the Series A Preferred are treated as distributions of ordinary income for federal tax purposes.

3.  Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner.  For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership.  Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

3.  Allocations and Distributions (continued)

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date.  The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with criteria for such distributions.  The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually.  As of March 31, 2010, the Company had distributed $158,563,371 to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4.  Management Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding.  In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million.  The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

5.  Senior Secured Revolving Credit Facility (continued)

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations.  Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum.  The weighted average interest rate on outstanding borrowings at March 31, 2010 was 0.749%.  In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding.  The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of March 31, 2010, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation.  At March 31, 2010, outstanding borrowings included €62,000,000 (US $83,762,000), and interest payable included €1,290 (US $1,743).

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications. The maximum exposure of the Company and the Partnership under these arrangements is unknown. However, the Company and the Partnership expect the risk of loss to be remote.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $54.4 million at March 31, 2010.  These instruments are reflected at fair value in the Statement of Investments and may be drawn up to the principal amount shown.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

7.  Related Parties

From time to time the Partnership advances payments to third parties on behalf of the Company which are reimbursable through deductions from distributions to the Company.  The Partnership has also recognized liabilities to third parties for equity placement costs of the Company which will be paid out of contributions by the Company.

8.  Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of March 31, 2010.  The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference.  The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

9.  Shareholders’ Capital

Issuances of common stock were as follows:

	Three Months Ended March 31, 2010	Year Ended December 31, 2009
Number of shares issued	-	14,954.3637

Gross proceeds from share issuance	$-	$110,500,000
Equity placement and offering costs	-	(537,300)
Net proceeds	$-	$109,962,700

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

10.  Financial Highlights

	Three Months
	Ended				October 10, 2006
	March 31, 2010	Year Ended December 31,			(Inception) to
	(Unaudited)	2009	2008	2007	December 31, 2006

Per Common Share(1)
Net asset value, beginning of year	$12,009.93	$7,317.59	$15,376.96	$20,038.77	$20,000.00

Equity placement costs charged to paid-in capital	-	(6.86)	(18.62)	(355.40)	(10.34)

Investment operations:
Net investment income	268.05	1,022.14	1,095.15	(666.61)	(111.27)
Net realized and unrealized gain (loss)	442.52	4,688.68	(8,186.72)	(2,506.47)	164.16
Dividends on Series A preferred equity facility	(11.52)	(50.27)	(104.90)	(79.02)	-
Distributions to Series Z preferred shareholders	(0.29)	-	(0.95)	-	-
Net change in accumulated dividends on Series A preferred equity facility	0.66	9.72	5.96	(74.10)	(3.07)
Net change in reserve for dividends to Series Z preferred shareholders	0.21	(0.29)	0.51	(1.36)	(0.71)

Total from investment operations	699.63	5,669.98	(7,190.95)	(3,327.56)	49.11

Net increase from capital stock transactions	-	-	-	456.74	-

Distributions to common shareholders from:
Net investment income	(268.23)	(970.78)	(849.80)	-	-
Returns of capital	-	-	-	(1,435.59)	-

Net asset value, end of year	$12,441.33	$12,009.93	$7,317.59	$15,376.96	$20,038.77

Return on invested assets (2), (3)	5.3%	58.9%	(32.0)%	(3.3)%	3.2%

Total return to common shareholders (2), (4)	5.9%	81.6%	(51.2)%	(19.2)%	0.2%

Ratios to average common equity: (5), (6)
Net investment income (loss)	8.9%	11.2%	8.7%	0.1%	(3.3)%
Expenses	3.9%	4.9%	7.9%	11.7%	14.3%
Expenses and General Partner allocation	3.9%	4.9%	7.9%	11.7%	14.3%

Ending common shareholder equity	$974,004,228	$940,230,903	$463,448,012	$694,367,823	$145,281,047
Portfolio turnover rate (2)	20.8%	48.3%	61.5%	42.7%	6.1%
Weighted-average debt outstanding	$76,761,691	$119,602,754	$347,492,137	$125,714,977	$4,253,012
Weighted-average interest rate	0.8%	1.3%	3.8%	5.5%	5.7%
Weighted-average number of shares	78,287.8060	78,246.8351	50,800.8348	19,776.0839	7,250.0000
Average debt per share (7)	$981	$1,529	$6,840	$6,357	$587

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2010

10.  Financial Highlights (continued)

Annualized Inception to Date Performance Data as of March 31, 2010:
Return on invested assets (3)	4.0%
Internal rate of return (8)	1.2%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Not annualized for periods of less than one year.

(3)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(4)
Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)
These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility.  The ratio of expenses to average common shareholder equity is higher in earlier periods, and net investment income to average common shareholder equity is reduced, due to the Company's relatively smaller capital base while the Company was ramping up.

(7)	Includes subscribed shares.

(8)
Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees.  Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays.  The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date, and is reduced in earlier periods due to the equity placement and offering costs that were charged to paid-in capital and the organizational costs that were expensed at the inception of the Company.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

March 31, 2010

Investment	Acquisition Date	Cost

Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	3/10/10	$9,427,978
Alion Science and Technology Corporation, Warrants	3/10/10	695,979
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13	10/1/07	13,374,972
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	11/24/09	7,226,382
Doral Holdings, LP Interest	7/12/07	24,911,825
ESP Holdings, Inc., 15% PIK, Preferred Stock	10/7/09	30,975
ESP Holdings, Inc., Common Stock	10/7/09	6,414
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	10/7/09	396,706
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	8/20/08	18,454,996
GSI Group, Inc., Common Stock	8/20/08	3,030,191
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/2008	100,425
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13	Various 2008	5,025,972
ITC^DeltaCom, Inc., Common Stock	Various 2008 & 2009	621,900
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	13,988,990
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,701
Seitel, Inc., Senior Notes, 9.75%, due 2/15/14	Various 2009 & 2010	3,975,015
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	1,781,860
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	2,383,665
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	5,398,657
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	5,404,122
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	2,234,692
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	5,201,981
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	6,111,042
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	6,345,248
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	1,354,200
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	1,348,735
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	1,513,572
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	1,687,777
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	1,583,616
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/5/10	10,932,157

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

March 31, 2010

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments, at fair value:
Unaffiliated issuers	$-	$1,091,190,482	$-	$1,091,190,482
Affiliates	-	126,170,914	-	126,170,914
Total investments	-	1,217,361,396	-	1,217,361,396

Investments in subsidiary	974,245,307	-	(974,245,307)	-
Cash and cash equivalents	-	233,629,732	-	233,629,732
Receivable for open trades	-	10,593,720	-	10,593,720
Accrued interest income:
Unaffiliated issuers	-	25,638,285	-	25,638,285
Affiliates	-	1,770,005	-	1,770,005
Deferred debt issuance costs	-	5,099,703	-	5,099,703
Receivable from subsidiary	773,163	-	(773,163)	-
Prepaid expenses and other assets	16,799	67,291	-	84,090
Total assets	975,035,269	1,494,160,132	(975,018,470)	1,494,176,931

Liabilities
Credit facility payable	-	83,762,000	-	83,762,000
Payable for investments purchased	-	62,392,600	-	62,392,600
Management and advisory fees payable	-	2,387,500	-	2,387,500
Equity placement costs payable	543,163	-	-	543,163
Interest payable	-	1,743	-	1,743
Payable to parent	-	773,163	(773,163)	-
Accrued expenses and other liabilities	201,214	747,631	-	948,845
Total liabilities	744,377	150,064,637	(773,163)	150,035,851

Preferred equity
Series A preferred limited partner interests; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	-	369,000,000	-	369,000,000
Accumulated dividends on Series A preferred limited partner interests	-	850,188	-	850,188
Series Z preferred stock; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	6,664	-	-	6,664
Total preferred equity	286,664	369,850,188	-	370,136,852

Minority interest
General partner interest in Tennenbaum Opportunities Partners V, LP	-	-	-	-
				-
Net assets applicable to common shareholders	$974,004,228	$974,245,307	$(974,245,307)	$974,004,228

Composition of net assets applicable to common shareholders
Common stock	$78	$-	$-	$78
Paid-in capital in excess of par	1,079,663,785	-	-	1,079,663,785
Paid-in capital	-	1,081,728,330	(1,081,728,330)	-
Accumulated losses	(105,652,971)	(107,483,023)	107,483,023	(105,652,971)
Accumulated dividends to Series Z preferred shareholders	(6,664)	-	-	(6,664)
Net assets applicable to common shareholders	$974,004,228	$974,245,307	$(974,245,307)	$974,004,228

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Three Months Ended March 31, 2010

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income	$-	$27,410,075	$-	$27,410,075
Other income	-	2,670,867	-	2,670,867
Total interest and related investment income	-	30,080,942	-	30,080,942

Operating expenses
Management and advisory fees	-	7,162,500	-	7,162,500
Portfolio asset depreciation	-	849,735	-	849,735
Amortization of deferred debt issuance costs	-	237,095	-	237,095
Commitment fees	-	177,891	-	177,891
Legal fees, professional fees and due diligence expenses	18,081	137,344	-	155,425
Interest expense	-	152,496	-	152,496
Insurance expense	35,197	70,395	-	105,592
Director fees	17,684	30,566	-	48,250
Custody fees	-	44,000	-	44,000
Other operating expenses	39,328	124,037	-	163,365
Total expenses	110,290	8,986,059	-	9,096,349

Net investment income (loss)	(110,290)	21,094,883	-	20,984,593

Net realized and unrealized gain
Net realized gain	-	16,725,677	-	16,725,677
Net change in net unrealized depreciation	54,889,215	17,918,843	(54,889,215)	17,918,843
Net realized and unrealized gain	54,889,215	34,644,520	(54,889,215)	34,644,520

Dividends paid on Series A preferred equity facility	-	(902,035)	-	(902,035)
Dividends paid to Series Z preferred shareholders	(22,400)	-	-	(22,400)
Net change in accumulated dividends on Series A preferred equity facility	-	51,847	-	51,847
Net change in reserve for distributions to Series Z preferred shareholders	16,800	-	-	16,800

Net increase in net assets applicable to common shareholders resulting from operations	$54,773,325	$54,889,215	$(54,889,215)	$54,773,325